Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Common Class A [Member]
Equity:
Class A Common Stock, $.01 par value, one vote per share: authorized 10,500,000 shares; issued and outstanding 3,191,100 shares at December 31, 2015 and 2014	$ 32	$ 32
Common Class B [Member]
Equity:
Class A Common Stock, $.01 par value, one vote per share: authorized 10,500,000 shares; issued and outstanding 3,191,100 shares at December 31, 2015 and 2014	6	6
Cash and cash equivalents	1,814	4,329
Accounts receivable, less allowance for doubtful accounts of $235 in 2015 and $168 in 2014	9,579	8,750
Inventories	830	947
Prepaid expenses	487	474
Refundable income taxes	33	8
Other current assets	45	45
Total current assets	12,788	14,553
Property and equipment, net	43,386	35,954
Leased property under capital leases, net	6,042	6,418
Noncurrent deferred tax asset	8	8
Other assets, net	78	911
Total assets	62,302	57,844
Current portion of obligations under capital leases	59	58
Accounts payable	8,022	6,429
Accrued payroll and other compensation	$ 618	714
Accrued income taxes		8
Other accrued taxes	$ 380	379
Deferred revenues	2,401	2,256
Other liabilities and accrued expenses	667	707
Total current liabilities	12,147	10,551
Revolving line of credit	7,975	3,800
Obligations under capital leases, net of current portion	274	333
Asset retirement obligation	100	100
Deferred rental income	$ 50	$ 138
Contingencies and commitments
Paid-in capital	$ 58,924	$ 58,868
Accumulated deficit	(20,181)	(19,469)
Total Avalon Holdings Corporation Shareholders' Equity	38,781	39,437
Non-controlling interest in subsidiary	2,975	3,485
Total equity	41,756	42,922
Total liabilities and equity	$ 62,302	$ 57,844